Segment Information (Table)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Total Assets by Geographic Area

	December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Long-lived Assets
Mainland China	$945,359	$1,047,448	$1,103,027	$1,002,617
Outside Mainland China	13,158	15,595	15,103	7,524
Total Long-lived Assets	$958,517	$1,063,043	$1,118,130	$1,010,141

Schedule of Revenues are Attributed to Geographic Locations

The Company's revenues are attributed to geographic locations as follows:

	For the year ended December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Sales
Mainland China	$297,003	$402,957	$1,074,690	$10,899,658
Outside Mainland China	64,371	67,213	398,737	8,465,696
Total Sales	$361,374	$470,170	$1,473,427	$19,365,354

Summarizes of Significant Expenses

The table below summarizes the significant expense categories regularly reviewed by the CODM:

	For the year ended December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Sales	$361,374	$470,170	$1,473,427	$19,365,354
Cost of sales	140,688	146,853	658,192	988,920
Research and development expenses:
Rabies vaccine for human use	45,641	28,365	12,740	2,060
Pneumococcal conjugate vaccine	43,228	44,121	43,051	18,728
Pentavalent DTaP-IPV/Hib combination vaccine	33,767	93,211	42,055	16,320
Reassortant rotavirus vaccine	27,809	11,779	5,156	3,722
Group ACYW135 meningococcal conjugate vaccine	21,647	29,174	11,718	193
COVID-19 vaccine	8,649	48,680	265,330	56,872
Others (a)	89,920	94,857	98,640	54,802
Selling, general and administrative expenses	420,922	598,250	836,138	602,148
Other segment income (expense) (b)	511,553	504,262	439,626	(3,501,816)
Net income (loss)	$40,656	$(120,858)	$(59,967)	$14,119,773

(a) Includes research and development expenses on other product candidates at preliminary stage.

(b) Other segment income (expense) includes provision for credit losses, loss on disposal and impairment of property, plant and equipment, government grants recognized in income, interest and financing expenses, interest income, share of earnings (losses) from equity method investments, income tax expense, and other income (expense), net.